SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2015
SEGMENT REPORTING [Abstract]
Summary of Group's revenues by four product groups
	For the Nine months Ended September 30,
	2014	2015
	US$	US$

Marketing services:
New home	176,105	142,606
Home furnishing and improvement	24,955	23,213
Secondary and rental properties	1,197	1,008

Total marketing service revenues	202,257	166,827

E-commerce services:
New home	145,415	231,172
Secondary and rental properties	128	43,010
Home furnishing and improvement	57	26,692
Research		75

Total E-commerce service revenues	145,600	300,949

Listing services:
Secondary and rental properties	104,210	68,132
Research	14,019	16,351
Other product groups	2,268	1,178

Total listing service revenues	120,497	85,661